CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (629)	$ 1,486	$ (815)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	256	255	123
Loss on disposals of property and equipment		10
Expenses related to RepliWeb's employees in connection with the acquisition			139
Stock-based compensation	746	736	359
Amortization of intangible assets	909	984	843
Fair value of guarantee associated with short term loan			49
Accretion of payment obligation	95	265	75
Convertible debt inducement expense		108	202
Change in:
Accrued severance pay, net	(14)	326	40
Trade receivables	(1,049)	(1,683)	(453)
Other accounts receivable and prepaid expenses	(226)	(165)	537
Other long-term assets	4	(21)	(174)
Trade payables	115	(136)	(370)
Deferred revenues	10	(86)	2,228
Employees and payroll accruals	506	438	785
Accrued expenses and other current liabilities	(201)	(920)	882
Revaluation of restricted cash			(16)
Excess tax benefits from employee stock plans	(189)	(40)
Changes in liabilities presented at fair value	363	706	589
Change in deferred taxes, net	(434)	(321)	(774)
Net cash provided by operating activities	262	1,942	4,249
Cash flows from investing activities:
Purchase of property and equipment	(663)	(308)	(161)
Decrease (increase) in restricted cash		362	(100)
Cash paid in connection with acquisition, net of acquired cash	(4,163)		(2,424)
Net cash provided by (used in) investing activities	(4,826)	54	(2,685)
Cash flows from financing activities:
Issuance of common shares, net of issuance expenses	17,956
Receipt of short term bridge loan to finance the acquisition			3,000
Repayment of bridge loan			(3,000)
Proceeds from exercise of employee stock options, warrants and rights related to convertible debt	1,096	576	287
Receipts on account of shares	81
Receipt of long-term debt			57
Repayment of long-term debt		(115)	(1,046)
Repayment of convertible debt		(138)	(245)
Payment of contingent consideration	(2,000)
Excess tax benefit from stock based compensation	189	40
Net cash provided by (used in) financing activities	17,322	363	(947)
Foreign currency translation adjustments on cash and cash equivalents	(55)	(65)	(5)
Increase in cash and cash equivalents	12,703	2,294	612
Cash and cash equivalents at the beginning of the year	3,778	1,484	872
Cash and cash equivalents at the end of the year	16,481	3,778	1,484
Cash paid during the year for:
Interest	6	225	63
Income taxes	426	298	202
Supplemental disclosure of non-cash investing and financing activities:
Issuance of shares related to acquisition	1,046		2,533
Liability presented at fair value allocated to equity		$ 1,410	$ 1,144